Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, Authorized	500,000,000	500,000,000
Ordinary Shares, Issued	138,168,000	139,110,000
Ordinary Shares, outstanding	138,168,000	139,110,000